Segment Reporting - Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets per Geographic Market (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total assets	R$ 71,891,822	R$ 65,437,797
Total liabilities	54,095,316	42,541,986
Property,plant and equipment assets	38,910,834	28,425,563
Intangible assets	3,997,865	6,948,446
Brazil
Disclosure of operating segments [line items]
Total assets	67,294,245	60,514,610
Total liabilities	53,525,978	42,015,116
Property,plant and equipment assets	38,910,834	28,425,563
Intangible assets	3,997,865	6,948,446
Capital expenditure on plant property equipment and intangible assets	7,396,983	5,211,774
Other Primarily Africa
Disclosure of operating segments [line items]
Total assets	4,597,577	4,923,187
Total liabilities	569,338	526,870
Property,plant and equipment assets	84,122	108,768
Intangible assets	21,327	47,601
Capital expenditure on plant property equipment and intangible assets	R$ 28,530	R$ 34,467